Leases - Schedule of Future Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021 (remaining)	$ 172
2022/2021	686	$ 399
2023/2022	686	399
2024/2023	686	399
2024/2023	712	399
2025		399
Thereafter	27,210
Thereafter		16,354
Total undiscounted future lease payments	30,152	18,349
Difference between undiscounted cash flows and discounted cash flows	17,638	11,959
Total lease liability	$ 12,514	$ 6,390	$ 0